Share-based payments, Reconciliation of Outstanding Share Options (Details) - Share Options [Member]	12 Months Ended
	Jun. 30, 2023 shares $ / shares	Jun. 30, 2022 shares $ / shares
Number of Options [Abstract]
Outstanding at beginning of year (in shares) | shares	9,010,547	4,143,415
Granted during the year (in shares) | shares	0	5,126,484
Forfeited during the year (in shares) | shares	(103,708)	(259,352)
Exercised during the period (in shares) | shares	0	0
Outstanding at end of year (in shares) | shares	8,906,839	9,010,547
Exercisable at end of year (in shares) | shares	3,485,302	3,351,327
Weighted Average Exercise Price [Abstract]
Outstanding at beginning of year (in dollars per share)	$ 41.67	$ 3.03
Granted during the year (in dollars per share)	0	71.19
Forfeited during the year (in dollars per share)	20.03	8.01
Exercised during the period (in dollars per share)	0	0
Outstanding at end of year (in dollars per share)	41.93	41.67
Exercisable at end of year (in dollars per share)	$ 2.97	$ 3.04
Weighted average remaining contractual life	7 years 6 months 25 days	8 years 8 months 8 days
Minimum [Member]
Weighted Average Exercise Price [Abstract]
Outstanding at beginning of year (in dollars per share)	$ 1.53
Outstanding at end of year (in dollars per share)	1.53	$ 1.53
Maximum [Member]
Weighted Average Exercise Price [Abstract]
Outstanding at beginning of year (in dollars per share)	75
Outstanding at end of year (in dollars per share)	$ 75	$ 75